Prospectus

Small Company Fund

Institutional Shares (BCSSX)

(CUSIP Number 115291403)

International Small Company Fund

Institutional Shares (BCSFX)

(CUSIP Number 115291759)

July 29, 2026

The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank. You should read the prospectus carefully before you invest or send money.

TABLE OF CONTENTS

THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

Investment Objective.

The Small Company Fund seeks long-term capital appreciation.

Current income is a secondary consideration in selecting portfolio investments.

Fees and Expenses of the Fund.

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Small Company Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(fees paid directly from your investment)	Institutional Shares
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.24%

Example.

This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Small Company Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$126	$393	$681	$1,500

Portfolio Turnover.

The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund’s performance. During the most recent fiscal year, the Small Company Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies.

The Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of those companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”). It is important to note that the Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the Small Company Fund is on the revenue produced by the issuer of the securities.

The Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The Small Company Fund typically holds a portfolio of between 40 to 65 securities which the Advisor believes have the potential for growth.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes Small Company from small capitalization investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically generate no more than $500 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five-year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40 to 65 securities and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Principal Risks of Investing in the Fund. An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Small Company Fund will be successful in meeting its investment objective. Generally, the Small Company Fund will be subject to the following risks:

●	Market Risk: Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

●	Investment Style Risk: The performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

●	Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.

●	Market Sector Risk: The percentage of the Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

●	Equity Securities Risk: To the extent that the majority of the Small Company Fund’s portfolio consists of common stocks, it is expected that the Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

●	Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

●	Micro-Cap Companies Risk: Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Performance Information.

The bar chart and table shown below provide an indication of the risks of investing in the Institutional Shares of the Small Company Fund by showing changes in the Small Company Fund’s performance from year to year and by showing how the Small Company Fund’s average annual total returns compare to those of a broad-based measure of market performance and to an index of securities that reflects the types of securities in which the Fund may invest. The Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Company Fund will perform in the future. Updated information on the Small Company Fund’s results can be obtained by visiting: https://www.browncapital.com/investmentstrategies/smallcompanyfundinst/.

Calendar Year Returns

Brown Capital Management
Small Company Fund (Institutional Shares)
Calendar Year Returns
60.00%
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-30.00%
-40.00%
-50.00%
8.57%
29.17%
-0.47%
29.48%
45.54%
-3.98%
-37.90%
19.36%
9.42%
-11.28%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

Quarterly Returns During This Time Period

Highest return for a quarter	36.52%	Quarter ended June 30, 2020
Lowest return for a quarter	-24.29%	Quarter ended December 31, 2018

Year-to-date return as of the most recent quarter ended June 30, 2026 was 1.78%

Average Annual Total Returns Periods Ended December 31, 2025	Past 1 Year	Past 5 Years	Past 10 Years
Small Company Fund (Institutional Shares) Before taxes After taxes on distributions After taxes on distributions and sale of shares	-11.28% -21.49% 0.85%	-7.13% -11.99% -4.99%	6.15% 2.56% 5.07%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	13.01%	3.18%	9.57%

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Management.

Investment Advisor. Brown Capital Management, LLC is the Small Company Fund’s Investment Advisor.

Portfolio Managers.  The Small Company Fund is team-managed by Keith A. Lee (Chief Executive Officer and Senior Portfolio Manager of the Advisor), Kempton M. Ingersol (Managing Director and Senior Portfolio Manager of the Advisor), Damien L. Davis, CFA (Chief Investment Officer, Managing Director and Senior Portfolio Manager of the Advisor), and Fujun Wu, CFA (Director and Portfolio Manager/Senior Analyst of the Advisor). Mr. Lee has served as portfolio manager for the Small Company Fund since its inception in 1992; Mr. Ingersol has served as portfolio manager since 2000; Mr. Davis has served as portfolio manager since 2013; and Ms. Wu has served as portfolio manager since 2023.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares”, “Tax Information”, and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 11 of the prospectus.

THE BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Investment Objective.

The International Small Company Fund seeks long-term capital appreciation.

Current income is a secondary consideration in selecting portfolio investments.

Fees and Expenses of the Fund.

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the International Small Company Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(fees paid directly from your investment)	Institutional Shares
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of offering price)	None
Redemption Fee
(as a percentage of amount redeemed)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.07%
Total Annual Fund Operating Expenses	1.07%

Example.

This example is intended to help you compare the cost of investing in the International Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International Small Company Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$109	$340	$590	$1,306

Portfolio Turnover.

The International Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Small Company Fund’s performance. During the most recent fiscal year, the International Small Company Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies.

The International Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”). It is important to note that the International Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the International Small Company Fund is on the revenue produced by the issuer of the securities.

The International Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The International Small Company Fund typically holds a portfolio of between 40 to 65 securities which the Advisor believes have the potential for growth.

The International Small Company Fund considers an issuer to be non–U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The Fund may invest in the securities of emerging or developing markets.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes “Small Company” from “small capitalization” investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically generate no more than $500 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five-year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40 to 65 securities and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Principal Risks of Investing in the Fund. An investment in the International Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the International Small Company Fund will be successful in meeting its investment objective. Generally, the International Small Company Fund will be subject to the following risks:

●	Market Risk: Market risk refers to the possibility that the value of equity securities held by the International Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the International Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

●	Investment Style Risk: The performance of the International Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

●	Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the International Small Company Fund to achieve its investment objectives.

●	Market Sector Risk: The percentage of the International Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

●	Equity Securities Risk: To the extent that the majority of the International Small Company Fund’s portfolio consists of common stocks, it is expected that the International Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

●	Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

●	Micro-Companies Risk: Micro-company stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

●	Foreign Securities Risk: Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Small Company Fund to sell its securities and could reduce the value of your shares. The International Small Company Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to, among other things: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.

●	Emerging Markets Securities Risk: Investments in the securities of developing or emerging markets may entail additional risks than investments in foreign securities, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; restrictions on investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Performance Information.

The bar chart and table shown below provide an indication of the risks of investing in the Institutional Shares of the International Small Company Fund by showing changes in the International Small Company Fund’s performance from year to year and by showing how the International Small Company Fund’s average annual total returns compare to those of a broad-based measure of market performance and to an index of securities that reflects the types of securities in which the Fund may invest. The International Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the International Small Company Fund will perform in the future. Updated information on the International Small Company Fund’s results can be obtained by visiting: https://www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinst/.

Brown Capital Management
International Small Company Fund (Institutional Shares)
Calendar Year Returns
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-30.00%
-40.00%
2.64%
37.31%
-3.17%
26.78%
45.08%
12.97%
-31.42%
20.37%
8.39%
-2.05%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

Quarterly Returns During This Time Period

Highest return for a quarter	31.37%	Quarter ended June 30, 2020
Lowest return for a quarter	-19.52%	Quarter ended March 31, 2022

Year-to-date return as of the most recent quarter ended June 30, 2026 was -14.90%.

Average Annual Total Returns Periods Ended December 31, 2025	Past 1 Year	Past 5 Years	Past 10 Years
International Small Company Fund Before taxes After taxes on distributions After taxes on distributions and sale of shares	-2.05% -2.05% -1.21%	-0.20% -0.47% -0.17%	9.53% 9.23% 7.76%
MSCI All Country World ex-USA Index (reflects no deduction for fees, expenses, or taxes)	32.39%	7.91%	8.41%
MSCI World Ex USA Small Cap Growth Index (reflects no deduction for fees, expenses, or taxes)	29.69%	3.16%	7.43%

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Management.

Investment Advisor. Brown Capital Management, LLC is the International Small Company Fund’s Investment Advisor.

Portfolio Managers.  The International Small Company Fund is team-managed by Maurice L. Haywood, CFA (Managing Director and Senior Portfolio Manager of the Advisor), Niuzhuo (Zoey) Zuo (Managing Director and Senior Portfolio Manager of the Advisor), Kayode O. Aje, CFA (Managing Director and Senior Portfolio Manager of the Advisor) and Kwame C. Webb, CFA (Managing Director and Senior Portfolio Manager of the Advisor). Mr. Haywood has served as portfolio manager for the International Small Company Fund since its inception in September 2015. Ms. Zuo has served as portfolio manager for the International Small Company Fund since 2022; and Messrs. Aje and Webb have served as portfolio managers since July, 2024.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 11 of the prospectus.

THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

THE BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Purchase and Sale of Fund Shares. Each Fund’s minimum initial investment is $500,000 for Institutional Shares. Each Fund’s minimum subsequent investment is $500 ($100 under an automatic investment plan). The Brown Capital Management Mutual Funds (the “Trust”) has elected to provide an exception to the minimum investment requirement for the purchase of Institutional Shares of the Funds to current trustees and officers of the Trust, employees of Brown Capital Management, LLC, and members of the immediate family of any of these persons – these persons are not subject to any minimum initial investment when purchasing Institutional Shares of the Funds. Purchase and redemption orders by mail should be sent to the Brown Capital Management Mutual Funds, specifying Fund name and share class, c/o Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. Redemption orders by facsimile should be transmitted to 1-804-330-5809. Please call the Funds at 1-877-892-4BCM (1-877-892-4226) to conduct telephone transactions or to receive wire instructions for bank wire orders. The Funds have also authorized certain broker-dealers to accept purchase or redemption orders on its behalf. Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Tax Information. The Funds’ taxable distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement (in which case taxes will be deferred until a later time), such as a 401(k) plan or an individual retirement account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

the funds

Investment ObjectiveS

The investment objective of The Brown Capital Management Small Company Fund and The Brown Capital Management International Small Company Fund is long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments for the equity funds. Each of the Funds is a diversified series of the Trust.

The Funds’ investment objectives will not be changed without shareholder approval.

Principal Investment Strategy

The Brown Capital Management Small Company Fund

Under normal market conditions, the Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of those companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”) (the “80% Test”). This investment policy may be changed without shareholder approval upon at least 60 days’ prior written notice to the shareholders.

It is important to note that the Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the Small Company Fund is on the revenue produced by the issuer of the securities at the time of initial investment.

The Advisor’s investment program also includes the following:

Exceptional Companies – the Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers. The Advisor’s commitment to organizations with these characteristics reflects a focus on, what they believe to be, high quality companies identifiable by a genuinely differentiated product or service. These characteristics serve as guidelines to help the Advisor reduce the number of eligible companies. Not every criterion must be satisfied to be considered as an investment idea.

Sourcing – ideas are identified in many places, personal reading, industry analysis, peer comparisons, observations of trends, quantitative screens, portfolio team sharing of ideas, and industry conferences among others.

Fundamental Analysis – principally includes financial statement analysis, conducting management interviews, analyzing the industry and analyzing competitors.

Valuation Analysis – is applied secondarily after determining the growth potential for a company. Valuation analysis helps determine if the current stock price is expensive, inexpensive or somewhere in between. The Advisor does not want to overpay more than necessary for the company, but reaches informed decisions within the framework of the investment program.

Principal Investment Strategy

The Brown Capital Management International Small Company Fund

Under normal market conditions, the International Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”) (the 80% Test”). This investment policy may be changed without shareholder approval upon at least 60 days’ prior written notice to the shareholders.

It is important to note that the International Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the International Small Company Fund is on the revenue produced by the issuer of the securities at the time of initial investment.

The Advisor’s investment program also includes the following:

Exceptional Companies – the Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers. The Advisor’s commitment to organizations with these characteristics reflects a focus on, what they believe to be, high quality companies identifiable by a genuinely differentiated product or service. These characteristics serve as guidelines to help the Advisor reduce the number of eligible companies. Not every criterion must be satisfied to be considered as an investment idea.

Sourcing – ideas are identified in many places, personal reading, industry analysis, peer comparisons, observations of trends, quantitative screens, portfolio team sharing of ideas, and industry conferences among others.

Fundamental Analysis – principally includes financial statement analysis, conducting management interviews, analyzing the industry and analyzing competitors.

Valuation Analysis – is applied secondarily after determining the growth potential for a company. Valuation analysis helps determine if the current stock price is expensive, inexpensive or somewhere in between. The Advisor does not want to overpay more than necessary for the company, but reaches informed decisions within the framework of the investment program.

Risk Analysis – since companies invested in the portfolio are domiciled outside of the U.S., additional risk analysis is performed that includes regulatory, accounting, industry, country, macroeconomic and currency.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

An investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Generally, the Funds will be subject to the following additional risks:

Market Risk. Market risk refers to the possibility that the value of equity securities held by the Funds may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Funds’ portfolios) may decline, regardless of their long-term prospects. The Fund’s performance per share may change daily in response to such factors.

Investment Style Risk. Different types of securities tend to shift into and out of favor with stock market investors depending on market and economic conditions. The returns from the types of stocks purchased by the Funds may at times be better or worse than the returns from other types of stocks (e.g., large-cap, mid-cap, growth, value, etc.). Each type of stock tends to go through cycles of performing better or worse than the stock market in general. The performance of the Funds may thus be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Funds to achieve their investment objectives.

Market Sector Risk. The percentage of each Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on each Fund’s performance.

Equity Securities Risk. To the extent that the majority of each Fund’s portfolio consists of common stocks, it is expected that each Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

Fund Specific Risk Factors

Small Company Fund and International Small Company Fund

The Small Company Fund and International Small Company Fund are intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small companies.

Small Companies Risk. Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of small companies usually have more limited marketability and therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that small companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Additionally, small companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and there typically is less publicly available information concerning small companies than for larger, more established companies.

Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. Therefore, an investment in the Small Company Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

The securities of micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Funds may need a considerable amount of time to purchase or sell its positions in these securities. Some U.S. micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and the Funds may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies also may have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below the investment adviser’s estimate of the company’s current worth, also involve increased risk.

International Small Company Fund

Foreign Securities. The International Small Company Fund will invest primarily in equity securities of non-U.S. based companies that involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

●	Emerging Market Risk: The International Small Company Fund may invest a portion of their assets in countries with less developed securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. As a result, the Funds, when investing in emerging markets countries, may be required to establish special custody or other arrangements before investing.

●	Currency Risk: Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio’s investment in securities denominated in a foreign currency or may widen existing losses.

●	Political/Economic Risk: Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Funds’ foreign investments.

●	Regulatory Risk: Less information may be available about foreign companies. In general, many foreign companies are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

●	Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage, and custody costs, generally are higher than those involving domestic transactions.

Other Investment Policies and risks

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments and cash. Under such circumstances, the Advisor may invest up to 100% of a Fund’s assets in these investments. From time to time, the Funds may take these temporary defensive measures that are inconsistent with their respective principal investment strategies. As a result of engaging in these temporary measures, the Funds may not achieve their respective investment objectives.

Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund’s expenses and the expenses relating to those other investment companies with respect to the Fund’s assets invested in such investment companies. Under normal circumstances, however, each Fund may also hold money market or repurchase agreement instruments for funds awaiting investment to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for fund operating expenses.

An investment in one of the Funds should not be considered a complete investment program. Whether one of the Funds is an appropriate investment for an investor will depend largely on his/her financial resources and individual investment goals and objectives. Investors who engage in short-term trading and/or other speculative strategies and styles likely will not find the Funds to be an appropriate investment vehicle if they want to invest in the Funds for a short period of time.

Disclosure of Portfolio Holdings

The Funds may, from time to time, make available portfolio holdings information at the following website, www.browncapital.com, including the complete portfolio holdings on a quarterly basis. This information is generally posted to the website within three business days of the end of each calendar quarter and remains available until new information for the next calendar quarter is posted. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

Management of the Funds

THE INVESTMENT ADVISOR

The Funds’ investment advisor is Brown Capital Management, LLC, 1201 North Calvert Street, Baltimore, Maryland 21202. The Advisor serves in that capacity pursuant to advisory contracts with the Trust on behalf of the Funds. The Advisor is registered as an investment advisor with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. Subject to the authority of Trustees, the Advisor provides guidance and policy direction in connection with its daily management of the Funds’ assets. The Advisor manages the investment and reinvestment of the Funds’ assets. The Advisor is also responsible for the selection of broker-dealers through which the Funds execute portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Funds.

The Advisor is a wholly-owned subsidiary of Brown Capital Management, Inc. The Advisor was originally organized as a Maryland corporation in 1983 and converted to a Maryland limited liability company in 2011. In 2016, the principals of the Advisor put in place an employee stock option plan (“ESOP”) pursuant to which the interest of the Advisor were transferred from the principal owners of the Advisor to the ESOP.

The Advisor has been managing each of the Funds since their inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since the firm was founded in 1983. As of March 31, 2026, the Advisor had approximately $2.8  billion in assets under management.

The Funds will be managed primarily by a portfolio management team consisting of the following:

Fund	Portfolio Manager	Work Experience
Small Company Fund	Management Team	The Fund is team managed by Keith A. Lee, Kempton M. Ingersol, Damien L. Davis, CFA, and Fujun Wu, CFA. Keith A. Lee is Chief Executive Officer and Senior Portfolio Manager, and has been a portfolio manager of the Advisor since 1991. Mr. Ingersol, Managing Director and Senior Portfolio Manager, joined the Advisor in 1999, but assumed his current role in 2000. From 1999 through 2000, Mr. Ingersol served as Brown Capital Management’s Marketing Director in the Texas Region. Prior to that, he was an Investment Banker at Dain Rauscher Incorporated and Grigsby Brandford & Company from 1997 to 1999 and 1994 to 1997, respectively. Mr. Davis, Chief Investment Officer, Managing Director and Senior Portfolio Manager, joined the Advisor in 2003 as a research analyst apprentice and left in 2008 to attend business school. He returned to the Advisor in 2010 as a research analyst, became a portfolio manager in 2013 and assumed his current role in 2014. Ms. Wu, Director and Portfolio Manager/Senior Analyst, joined the Advisor in October 2023. Prior to joining the Advisor, Ms. Wu held generalist portfolio manager or analyst positions at Jackson Square Partners, Aberdeen Standard Investments and Goldman Sachs Asset Management. She earned a B.S. from Pennsylvania State University in chemical Engineering and Computer Science and an MBA at the University of Pennsylvania’s Wharton School of Business. She is a CFA charterholder.

Fund	Portfolio Manager	Work Experience
International Small Company Fund	Management Team	The Fund is team managed by Maurice L. Haywood, CFA, Niuzhuo (Zoey) Zuo, Kayode O. Aje, CFA, and Kwame C. Webb, CFA. Mr. Haywood, Managing Director and Senior Portfolio Manager, joined the Advisor in 2000. Mr. Haywood was originally a portfolio manager on the Mid Company Team and transitioned over time into his current role on the International Team. Prior to this, Mr. Haywood was a Partner and Investment Analyst at Holland Capital Management from 1993 to 2000. From 1987 to 1993, Mr. Haywood was an Assistant Vice President at First National Bank of Chicago. Ms. Zuo, Managing Director and Senior Portfolio Manager, joined the Advisor in 2022. Prior to joining the Advisor, she was portfolio manager and senior analyst with Ivy Investments since 2014. Mr. Aje was originally a portfolio manager on the Mid Company Team and transitioned to the International Team as a Managing Director and Senior Portfolio Manager. Mr. Aje joined the Advisor in 2016 but assumed his current role in 2018. Prior to joining the Advisor, he was a global equity research analyst at Chevy Chase Trust from 2014 to 2016, senior analyst/portfolio manager at Legg Mason Capital Management from 2005 to 2013, and an account officer in JPMorgan Chase’s Private Banking Division from 2002 to 2003. Mr. Webb was originally a portfolio manager on the Mid Company Team and transitioned to the International Team as a Managing Director and Senior Portfolio Manager, and he joined the Advisor in 2017, but assumed his current role in 2018. Prior to joining the Advisor, he was a senior equity analyst at Morningstar, Inc. from 2013 to 2017 and an investment analyst and Vice President at T. Rowe Price Group, Inc. from 2004 to 2011.

The Funds’ SAI provides additional information about the portfolio managers, their compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

The Advisor’s Compensation. As full compensation for the investment advisory services provided to the Funds, the Advisor receives monthly compensation based on each of the Funds’ average daily net assets at the annual rate of:

Small Company Fund:
1.00% on all assets

International Small Company Fund:

1.00% on all assets.

The amount of compensation received as a percentage of average net assets of each of the Funds during the last fiscal year ended March 31, 2026 was as follows:

Fund	Fees paid to the Advisor as a Percentage of Assets

Small Company Fund	1.00%
International Small Company Fund	1.00%

Disclosure Regarding Approval of the Advisory Contracts. A discussion regarding the Trustees’ basis for approving the renewal of the advisory contracts on behalf of the Small Company Fund and International Small Company Fund is available in the Funds’ reports filed on Form N-CSR for the fiscal year ended March 31, 2026. You may obtain a copy of these Reports, free of charge, upon request to the Funds.

Expense Limitation Agreements. In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds (“Expense Limitation Agreements”), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) are limited to 1.25% of the average daily net assets of the Small Company Fund and 1.15% of the average daily net assets of the International Small Company Fund for the period ending July 31, 2026. It is expected that the Expense Limitation Agreements will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not “interested persons” of the Trust or any other party to the Expense Limitation Agreements, as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreements.

Each of the Funds may reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements during any of the previous three (3) years, provided that the particular fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular fund to exceed the lesser of the percentage limits in place at the time of the waiver and/or expense reimbursement or the current waiver and/or expense arrangement. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular fund’s assets exceed $20 million for the Small Company Fund and the International Small Company Fund; (ii) the particular fund’s total annual expense ratio is less than the percentage described above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. The Advisor may not consider sales of shares of the Funds as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell the Funds’ shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Advisor may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other advisory accounts managed by the Advisor. In aggregating such securities, the Advisor will average the transaction as to price and will allocate available investments in a manner that the Advisor believes to be fair and reasonable to the Funds and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair and reasonable to the Funds and the participating accounts, with any exceptions to such methods involving the Trust being reported by the Advisor to the Trustees.

The 1940 Act generally prohibits the Funds from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Funds do not engage in principal transactions with any affiliate of the Advisor. The Funds have adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission that the Funds pay to an affiliate of the Advisor does not exceed the industry’s customary brokerage commission for similar transactions. In addition, the Funds will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.

Payments to Financial Intermediaries. The Advisor or the Distributor may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. Cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services, and certain other marketing support services. The Advisor may make these payments from its own resources. In this context, the term “financial intermediaries” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, and any other financial intermediary having a selling, administration, or similar agreement with the Advisor or the Distributor.

The Advisor may make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits that the Advisor receives when these payments are made include, among other things, placing the Funds on the financial intermediaries funds sales system, possibly placing the Funds on the financial intermediary’s preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. Revenue sharing payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). The Advisor compensates financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The revenue sharing payments that the Advisor makes may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (Asset-Based Payments). Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. The revenue sharing payments the Advisor may make may be also calculated on sales of new shares in the Funds attributable to a particular financial intermediary (Sales-Based Payments). Sales-Based Payments may create incentives for the financial intermediary to, among other things, sell more shares of a particular fund or to switch investments between funds frequently.

The Advisor also may make other payments to certain financial intermediaries for processing certain transactions or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars, or sales or training programs at which the Advisor’s personnel may make presentations on the Funds to the financial intermediary’s sales force). Financial intermediaries may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

The Advisor is motivated to make the payments described above since they promote the sale of Funds shares and the retention of those investments by clients of financial intermediaries. Although it is expected that an increase in the Funds’ assets would benefit shareholders by reducing the expense ratios, there can be no assurance that such benefit will be realized. To the extent financial intermediaries sell more shares of Funds or retain shares of the Funds in their clients’ accounts, the Advisor benefits from the incremental management fees paid to the Advisor by the Funds with respect to those assets. In certain cases, these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial intermediary about any payments it receives from the Advisor or the Funds, as well as about fees and/or commissions it charges.

THE ADMINISTRATOR AND TRANSFER AGENT

Commonwealth Fund Services, Inc. (“Administrator”) acts as the Funds’ administrator, transfer agent and dividend disbursing agent. In the performance of its administrative responsibilities to the Funds, the Administrator coordinates the services of vendors to the Funds, and provides the Funds with certain administrative and fund accounting services. The Administrator is affiliated with the Advisor.

THE DISTRIBUTOR

ALPS Distributors, Inc. (“Distributor”) is the principal underwriter and distributor of the Funds’ shares and serves as the Funds’ exclusive agent for the distribution of the Funds’ shares. The Distributor may sell the Funds’ shares to or through qualified securities dealers or others.

additional information on expenses

In addition to the investment advisory fees, the Funds pay all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of their independent registered public accounting firm and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as each Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

INVESTING IN THE FUNDS

MINIMUM INVESTMENT

The Funds’ Shares are sold and redeemed at net asset value. Institutional Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Funds. The minimum initial investment for Institutional Shares is $500,000 and the minimum additional investment is $500 ($100 for those participating in an automatic investment plan). Each of the Funds may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment. The Trust has elected to provide an exception to the minimum investment requirement for the purchase of Institutional Shares of the Funds to current trustees and officers of the Trust, employees of Brown Capital Management, LLC, and members of the immediate family of any of these persons – these persons are not subject to any minimum initial investment when purchasing Institutional Shares of the Funds. In addition, the Advisor may, in its sole discretion, aggregate the accounts of clients of registered investment advisers and other financial intermediaries whose clients invest $500,000 in the Funds.

Purchase and redemption price

Determining a Fund’s Net Asset Value. The price at which shares are purchased and redeemed is based on the next calculation of a Fund’s net asset value after an order is received in Good Form. An order is considered to be in Good Form if it includes the receipt by the Transfer Agent of completed account information and documentation related to a purchase or redemption request, and if applicable, payment in full of the purchase amount. Each Fund’s net asset value per share is calculated by dividing the value of the particular fund’s total assets, less liabilities (including that fund’s expenses, which are accrued daily), by the total number of outstanding shares of that fund. To the extent that any of the Funds hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the net asset values of the Funds’ shares may change on days when shareholders will not be able to purchase or redeem the Funds’ shares. The net asset value per share of each of the Funds is normally determined at the time regular trading closes on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of the Funds’ total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Foreign securities listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in non-exchange traded, open-end investment companies that are registered under the 1940 Act are valued at the net asset value reported by such investment companies for the valuation date. The Funds normally use third party pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund’s net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. The Advisor has been appointed by the Trustees as the valuation designee (“Valuation Designee”) to be responsible for all fair valuations for the Funds. The Funds’ policies regarding fair value pricing are intended to result in a calculation of the Funds’ net asset value that fairly reflects portfolio security values as of the time of pricing, so long as the Valuation Designee believes that these reflect fair value at the time the NAV is determined. The Funds may use pricing services to help determine fair value. When pricing securities using the fair value guidelines established by the Board of Trustees, the Trust seeks to assign the value that represents the amount that a Fund might reasonably expect to receive upon a current sale of the securities.

A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Fund’s normal pricing procedures. The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures. To the extent the Fund invests in other open-end investment companies that are registered under the 1940 Act, the Fund’s net asset value calculations are based upon the net asset value reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the fair value methodology is inappropriate. The Valuation Designee will adjust the fair values assigned to securities in the portfolio, to the extent necessary, as soon as market prices become available. The Valuation Designee continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in a Fund’s portfolio.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for each of the Funds.

The Funds typically expect to satisfy redemption requests with cash holdings or cash equivalents, and they expect to use cash holdings or cash equivalents on a regular basis for this purpose. To the extent cash holdings or cash equivalents are not available to satisfy redemption requests, a Fund may elect to satisfy its redemption requests by selling portfolio assets to raise cash sufficient to satisfy such redemption requests. The Funds generally expect to pay out proceeds from a redemption order to a redeeming shareholder on the next business day following the receipt of such a redemption order. In addition, if determined to be appropriate, a Fund may satisfy redemption requests, in whole or in part, by effecting an in-kind redemption with portfolio securities to the extent such in-kind redemption is consistent with the Fund’s policies and procedures.

Purchasing Shares

You can make purchases directly from the Funds by mail or bank wire. The Funds have also authorized one or more brokers to receive purchase and redemption orders on their behalf and such brokers are authorized to designate other financial intermediaries to receive orders on behalf of the Funds. Such orders will be deemed to have been received by the Funds when an authorized broker or broker-authorized designee receives the order, subject to the order being in good form. The orders will be priced at the Fund’s net asset value next computed after the orders are received by the authorized broker or broker-authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

The Funds reserve the right to (i) refuse any request to purchase shares of the Funds for any reason, and (ii) suspend their offering of shares at any time.

Regular Mail Orders. Payment for shares must be made by check from a U.S. financial institution and payable in U.S. dollars. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments on foreign currencies are not acceptable forms of payment. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the particular Fund(s), Administrator, and Transfer Agent. The particular Fund(s) will charge a $35 fee and may redeem shares of that fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the applicable fund, to:

Brown Capital Management Mutual Funds

[Name of Fund and Share Class]

c/o Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Please remember to add a reference to the applicable Fund and share class on your check to ensure proper credit to your account. The application must contain your Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service (“IRS”) requirements regarding the SSN or TIN are met and we have not been notified by the IRS that the particular U.S. investor is subject to back-up withholding.

By sending your check to the Funds, please be aware that you are authorizing the Funds to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Funds receive your payment in the amount of your check. Your original check will be destroyed once processed, and you will not receive your cancelled check back. If the Funds cannot post the transaction electronically, you authorize the Funds to present an image copy of your check for payment.

Bank Wire Orders. Purchases may also be made through bank wire transfers from your financial institution. To establish a new account or add to an existing account by wire, please call the Funds at 1-877-892-4BCM (1-877-892-4226) for wire instructions and to advise the Funds of the investment, dollar amount, and account identification number.

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Funds at 1-877-892-4BCM (1-877-892-4226) for wire instructions and to advise the Funds of the investment, dollar amount, and account identification number. Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the particular fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Funds.

Exchange Feature. You may exchange shares of any of the Funds for shares of the same class of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside so long as you meet the minimum shareholder eligibility requirement for the class into which you wish to exchange. Exchanges from one class of a Fund into the same class of the Small Company Fund, however, will not be permitted unless you have previously established an account to invest in the Small Company Fund. Any such exchange will be made at the applicable net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged. Institutional Shares may only be exchanged for Institutional Shares. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Stock Certificates. The Funds do not issue stock certificates. Evidence of ownership of shares is provided through entry in the Funds’ share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Funds are required to obtain, verify, and record information to enable the Funds to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Funds will ask for the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Funds to identify the investor. The Funds may also ask to see the investor’s driver’s license or other identifying documents. An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Funds receive this required information. If after opening the investor’s account the Funds are unable to verify the investor’s identity after having used reasonable efforts, as determined by the Funds in their sole discretion, the Funds may (i) restrict further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor. If the Funds close an investor’s account because the Funds were unable to verify the investor’s identity, the Funds will value the account in accordance with the Funds’ next net asset value calculated after the investor’s account is closed. In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment. The Funds will not be responsible for any losses incurred due to the Funds’ inability to verify the identity of any investor opening an account.

Effective May 11, 2018, if you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. The Fund may request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity.

Share Class Alternatives. The Funds offer investors two different classes of shares through different prospectuses. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

Brown Capital Management Mutual Funds

[Name of Fund and Share Class]

c/o Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Regular mail redemption requests should include the following:

(1)	Your letter of instruction specifying the applicable fund and share class, account number, and number of shares or the dollar amount to be redeemed (these requests must be signed by all registered shareholders in the exact names in which they are registered);

(2)	Any required Medallion Signature Guarantees (see “Medallion Signature Guarantees” below); and

(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. The Funds may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen (15) days from the date of purchase) may be reduced or avoided if the purchase is made by wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Funds by telephone. You may also redeem shares by bank wire under certain limited conditions. The Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

Each of the Funds may rely upon confirmation of redemption requests transmitted via facsimile (1-866-205-1499). The confirmation instructions must include the following:

(1)	Designation of Share Class and name of fund (Small Company Fund or International Small Company Fund),

(2)	Shareholder(s) name and account number,

(3)	Number of shares or dollar amount to be redeemed,

(4)	Instructions for transmittal of redemption proceeds to the shareholder, and

(5)	Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Funds.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days on which your financial institution is not open for business. You can change your redemption instructions any time you wish by filing a letter including your new redemption instructions with the Funds. See “Medallion Signature Guarantees” below.

Each of the Funds in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Funds’ custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Funds, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-877-892-4BCM (1-877-892-4226). Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds. Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Funds to be genuine. Each of the Funds will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Funds, however, will not be liable for any losses due to fraudulent or unauthorized instructions. The Funds will also not be liable for following telephone instructions reasonably believed to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

Systematic Withdrawal Plan. A shareholder who owns shares of one or more of the Funds valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the particular fund(s) will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Funds or paid in cash. Call or write the Funds for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $500,000 due to redemptions, exchanges, or transfers, and not due to market action, upon 30 days’ prior written notice. If the shareholder brings his account net asset value up to at least $500,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to U.S. federal income tax withholding.

Redemptions in Kind. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future, which would make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Funds may make payment in readily marketable portfolio securities of the particular fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Funds’ net asset value per share. Shareholders receiving them bear the market risks associated with the securities until they have been converted into cash and would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each of the Funds committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of that particular fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of that fund’s net asset value at the beginning of such period.

Medallion Signature Guarantees. To protect your account and each of the Funds from fraud, Medallion Signature Guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Medallion Signature Guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $100,000. Medallion Signature Guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after tender. The Funds reserve the right to suspend any redemption request involving recently purchased shares until the check for the recently purchased shares has cleared. The Funds may suspend redemptions, if permitted by the 1940 Act, for any period during which trading is restricted by the Securities and Exchange Commission (“SEC”) or if the SEC declares that an emergency exists. Redemptions may be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders. During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or the receipt at the Funds’ post office box, of purchase or redemption requests does not constitute receipt by the Funds.

Redemption Proceeds. The Funds are not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments at your bank, when shareholder payment instructions are followed.

Verification of Shareholder Transaction Statements. You must contact the Funds in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Funds may deny your ability to refute a transaction if they do not hear from you within 60 days after the confirmation statement date.

Non-Receipt of Purchase Wire / Insufficient Funds Policy. The Funds reserve the right to cancel a purchase if payment of the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. The Funds may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Funds may incur as a result of the cancelled purchase.

There is an annual pass through IRA and Coverdell Education Savings Account maintenance fee of $15.00 that is charged by the IRA custodian on a per-account basis.

Frequent purchases and redemptions

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Advisor of the Funds’ portfolio holdings, and increased brokerage and administration costs. Due to the potential of a thin market for the Funds’ securities, as well as overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Funds could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Frequent trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the Funds. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Trustees have adopted a policy with respect to Frequent Trading that is intended to discourage and identify such activity by shareholders of the Funds. The Funds do not accommodate Frequent Trading. Under the adopted policy, the Transfer Agent provides a daily record of shareholder trades to the Advisor. The Transfer Agent also assists the Advisor in monitoring and testing shareholder purchase and redemption orders for possible incidents of Frequent Trading. The Advisor has the discretion to limit investments from an investor that the Advisor believes has a pattern of Frequent Trading that the Advisor considers not to be in the best interests of the other shareholders in that Fund by the Fund’s refusal of further purchase and/or exchange orders from such investor.

This policy is intended to apply uniformly, except that the Funds may not be able to identify or determine that a specific purchase and/or redemption is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to transactions made through accounts such as omnibus accounts or accounts opened through third-party financial intermediaries such as broker-dealers and banks (“Intermediary Accounts”). Therefore, this policy may not be applied to omnibus accounts or Intermediary Accounts. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and to purchase, redeem, and exchange Fund shares without the identity of the particular shareholders being known to those Funds. Like omnibus accounts, Intermediary Accounts normally permit investors to purchase, redeem, and exchange Fund shares without the identity of the underlying shareholder being known to that Fund. Accordingly, the ability of the Funds to monitor and detect Frequent Trading through omnibus accounts and Intermediary Accounts would be very limited, and there would be no guarantee that the Funds could identify shareholders who might be engaging in Frequent Trading through such accounts or curtail such trading. The Advisor currently does not allow exceptions to the policy.

Under a federal rule, the Fund is required to have an agreement with many of its intermediaries obligating the intermediaries to provide, upon the Fund’s request, information regarding the intermediaries’ customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even if such an agreement is in place.

Intermediaries may apply frequent trading policies that are in addition to the Funds’ policies and that may differ from those described in this Prospectus. If you invest with the Funds through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the Funds have taken steps to discourage Frequent Trading of the Funds’ shares, there is no guarantee that such trading will not occur.

OTHER IMPORTANT INVESTMENT INFORMATION

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary of the U.S. federal income tax provisions regarding the taxation of U.S. shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular U.S. federal, state, local, and other tax consequences to them of investing in the Funds.

Each Fund intends to distribute all or substantially all of its net investment income and net realized capital gains to its shareholders at least annually. A Fund’s shareholders may elect to take in cash or reinvest in additional Fund shares any dividends from net investment income or capital gains distributions. Although a Fund is not taxed on amounts it distributes, shareholders will generally be taxed on distributions regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period and other requirements are satisfied. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to U.S. state and local income taxes, as well as U.S. federal income taxes.

Taxable distributions paid by a Fund to corporate shareholders will be taxed at corporate tax rates (currently at the maximum rate of 21%). Corporate shareholders of a Fund may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD provided certain holding period and other requirements are met.

In general, a shareholder who sells or redeems shares in a Fund will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the shares, provided that any loss recognized on the sale of shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Funds may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of a Fund’s foreign tax obligations, provided that you meet certain requirements and the Fund satisfies certain requirements. Shareholders should consult their own tax advisors for more information.

As with all mutual funds, each Fund may be required to back-up withhold U.S. federal income tax (currently at the rate of 24%) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to back-up withholding. Back-up withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts back-up withheld may be credited against a shareholder’s U.S. federal income tax liability or refunded in certain circumstances.

Shareholders should consult their own tax advisors to ensure distributions and sale of Fund shares are treated appropriately on their applicable U.S. federal income tax returns.

Distribution checks will only be issued for payments greater than $25.00. Distributions under $25.00 will automatically be reinvested in Fund shares of the Fund generating the distribution. Un-cashed distribution checks will be canceled and proceeds reinvested at the then current net asset value, for any shareholder who chooses to receive distributions in cash, if distribution checks: (1) are returned and marked as “undeliverable” or (2) remain un-cashed for six months after the date of issuance. If distribution checks are canceled and reinvested, your account election may also be changed so that all future distributions are reinvested rather than paid in cash. Interest will not accrue on uncashed distribution checks.

Cost Basis Reporting. U.S. federal income tax law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the Funds’ shareholders’ Consolidated Form 1099s when shares are sold. The Funds have chosen Average Cost as their default tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of shares of the Funds. Shareholders should consult their own tax advisors for more information.

The Funds and their service providers do not provide tax advice. Each shareholder should consult their own tax advisors for more information with respect to any decisions regarding choosing a tax lot identification method given the shareholder’s particular situation.

Possible Tax Law Changes. At the time that this prospectus is being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place, what the changes might entail, or whether they will have retroactive effect.

FINANCIAL HIGHLIGHTS

The financial highlights that follow are intended to help you understand each Fund’s financial performance for the previous five fiscal years. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial data included in the tables below have been derived from audited financial statements of each of the Funds. The financial data in the table for the fiscal years ended March 31, 2023, March 31, 2024, March 31, 2025 and March 31, 2026 has been audited by Cohen & Company, Ltd., an independent registered public accounting firm, whose reports covering such years is incorporated by reference into the SAI. For the other fiscal year presented, the financial data in the table has been audited by the Funds’ former independent registered public accounting firm, whose report for the year is included in the related Annual Report. This information should be read in conjunction with the Funds’ latest audited annual financial statements and notes thereto, which are also incorporated by reference to the SAI, a copy of which may be obtained at no charge by calling the Funds at 1-877-892-4BCM (1-877-892-4226). Further information about the performance of the Funds is contained in the Annual Report on Form N-CSR of each of the Funds, a copy of which may also be obtained at no charge by calling the Funds.

The Brown Capital Management Small Company Fund

Financial Highlights	For a share outstanding throughout the years presented.

	Years Ended March 31,
Institutional Class	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$45.39	$73.06	$72.94	$103.07	$128.45
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.40)	(0.61)	(0.64)	(0.74)	(1.24)
Net realized and unrealized gain (loss) on investments	(1.52)	(0.33)	7.29	(21.61)	(13.29)
Total from Investment Operations	(1.92)	(0.94)	6.65	(22.35)	(14.53)
Less Distributions:
Distributions (from capital gains)	(23.59)	(26.73)	(6.53)	(7.78)	(10.85)
Total Distributions	(23.59)	(26.73)	(6.53)	(7.78)	(10.85)
Net Asset Value, End of Year	$19.88	$45.39	$73.06	$72.94	$103.07

Total Return(b)	(15.20%)	(8.52%)	10.03%	(21.17%)	(12.23%)

Ratios/Supplemental Data:
Net Assets, End of Year (000’s)	$219,824	$508,98	$1,514,154	$2,681,782	$3,903,646
Ratio of Expenses to Average Net Assets	1.24%	1.12%	1.11%	1.08%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.03%)	(0.91%)	(0.87%)	(0.93%)	(1.00%)
Portfolio Turnover Rate	13%	11%	12%	22%	14%

(a)	Calculated using average shares method.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The Brown Capital Management International Small Company Fund

Financial Highlights	For a share outstanding throughout the years presented.

	Years Ended March 31,
Institutional Class	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$23.72	$23.26	$20.34	$22.43	$25.39
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.23	—(b)	(—)(b)	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	(4.00)	0.46	2.92	(2.10)	(1.58)
Total from Investment Operations	(3.77)	0.46	2.92	(2.09)	(1.57)
Less Distributions:
Distributions (from net investment income)	(0.19)	—	(—)(b)	(—)(b)	—
Distributions (from capital gains)	—	—	—	—	(1.39)
Total Distributions	(0.19)	—	(—)(b)	(—)(b)	(1.39)
Redemption Fees Added to Paid-in Capital(a)(e)	—	—(b)	—(b)	—(b)	—(b)
Net Asset Value, End of Year	$19.76	$23.72	$23.26	$20.34	$22.43

Total Return(c)	(15.88%)	1.98%	14.37%	(9.30%)	(7.11%)

Ratios/Supplemental Data:
Net Assets, End of Year (000’s)	$1,140,269	$1,910,057	$2,001,753	$2,141,079	$2,560,435
Ratio of Expenses to Average Net Assets	1.07%	1.06%	1.06%	1.06%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.91%	0.01%	0.00%	0.04%	0.04%
Portfolio Turnover Rate	16%	10%	15%	19%	8%

(a)	Calculated using average shares method.

(b)	Less than 0.005 per share.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Effective July 29, 2024, the International Small Company Fund ceased charging a redemption fee. Prior to July 29, 2024, redemption price per share may have been reduced for any applicable redemption fees. For a description of the possible redemption fees, see the Funds’ annual report.

Additional Information

Please see the back cover of this prospectus on how to contact the Funds and how to receive additional information regarding the Funds.

Each Fund is a series of the

Brown Capital Management Mutual Funds

Statement of Additional Information: The Funds’ SAI dated July 29, 2026, which is on file with the SEC and incorporated by reference into this prospectus, contains additional information about the Funds.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments is also available in the Funds’ Annual and Semi-annual Reports to shareholders and in the Funds’ Form N-CSR. Each Fund’s Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Funds’ Annual and Semi-Annual financial statements.

The SAI, the Annual and Semi-annual Reports and other information such as Fund financial statements are available free of charge on the website listed below and upon request (you may also request other information about the Funds or make shareholder inquiries) as follows:

Documented:	Internet:

Brown Capital Management Mutual Funds	www.browncapital.com

c/o Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Toll-Free Telephone:	E-mail:

1-877-892-4BCM
(1-877-892-4226)	information@browncapital.com

Information about the Funds (including each Fund’s SAI, financial reports and other information) are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act file number 811-06199

Brown Capital Management Privacy Policy

Brown Capital Management is committed to the confidentiality and privacy of our clients’ non-public personal information. This commitment extends to all clients with whom Brown Capital Management has a relationship, including former clients.

Categories of Information

Brown Capital Management comes into possession of and/or collects non-public personal information about our clients (the “Information”):

●	from applications, correspondence, account contracts, fiduciary documents and other documents and forms;

●	from client transactions with us, account activity and holdings; and,

●	from third parties from which clients have authorized us to obtain Information.

Disclosures to Third Parties

Brown Capital Management does not disclose Information about our clients or former clients to third parties except as permitted by law. Third party processors or service providers may have access to Information of clients in order to provide or assist Brown Capital Management in providing services to Brown Capital Management clients. In all cases, such third parties are prohibited from using, disclosing or releasing Information outside the scope of providing such services and have executed contracts containing confidentiality provisions.

Opt-Out Provisions

In the event that Brown Capital Management intends to disclose Information to a third party that is not providing services to Brown Capital Management, Brown Capital Management will notify all affected clients of such intended disclosure. Each such client will be advised of the nature of the disclosure and given instructions on how to opt out. At present, Brown Capital Management has no intention of disclosing Information to third parties beyond the necessary disclosures to processors and service providers and as otherwise permitted by law.

Security

Brown Capital Management restricts access to Information about clients to those employees who need to know that Information to provide services to such clients. Brown Capital Management maintains physical, electronic and procedural safeguards that comply with state and federal regulations to guard client Information. The Company’s independent auditor examines the control objectives established by the Company related to Investment Management, Trust and Custody services and performs testing to determine whether those controls tested were operating with sufficient effectiveness to provide reasonable assurance that the control objectives were achieved.

The Funds’ Privacy Notice is not part of this prospectus.

Prospectus

Small Company Fund

Investor Shares (BCSIX)

(CUSIP Number 115291833)

International Small Company Fund

Investor Shares (BCSVX)

(CUSIP Number 115291742)

July 29, 2026

The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank. You should read the prospectus carefully before you invest or send money.

2

THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

Investment Objective.

The Small Company Fund seeks long-term capital appreciation.

Current income is a secondary consideration in selecting portfolio investments.

Fees and Expenses of the Fund.

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Small Company Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(fees paid directly from your investment)	Investor Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.44%

Example.

This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Small Company Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$147	$456	$787	$1,724

Portfolio Turnover.

The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund’s performance. During the most recent fiscal year, the Small Company Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies.

The Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of those companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”). It is important to note that the Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the Small Company Fund is on the revenue produced by the issuer of the securities.

The Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The Small Company Fund typically holds a portfolio of between 40 to 65 securities which the Advisor believes have the potential for growth.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers.  The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

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The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes Small Company from small capitalization investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically generate no more than $500 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five-year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40 to 65 securities and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Principal Risks of Investing in the Fund. An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Small Company Fund will be successful in meeting its investment objective. Generally, the Small Company Fund will be subject to the following risks:

●	Market Risk: Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

●	Investment Style Risk: The performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

●	Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.

●	Market Sector Risk: The percentage of the Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

●	Equity Securities Risk: To the extent that the majority of the Small Company Fund’s portfolio consists of common stocks, it is expected that the Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

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●	Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

●	Micro-Cap Companies Risk: Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Performance Information.

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the Small Company Fund by showing changes in the Small Company Fund’s performance from year to year and by showing how the Small Company Fund’s average annual total returns compare to those of a broad-based measure of market performance and to an index of securities that reflects the types of securities in which the Fund may invest. The Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Company Fund will perform in the future. Updated information on the Small Company Fund’s results can be obtained by visiting: https://www.browncapital.com/investmentstrategies/smallcompanyfundinv/.

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Brown Capital Management
Small Company Fund (Investor Shares)
Calendar Year Returns
60.00%
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-30.00%
-40.00%
-50.00%
8.34%
28.90%
-0.67%
29.22%
45.26%
-4.17%
-37.98%
19.12%
9.20%
-11.46%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

Quarterly Returns During This Time Period

Highest return for a quarter	36.46%	Quarter ended June 30, 2020
Lowest return for a quarter	-24.33%	Quarter ended December 31, 2018

Year-to-date return as of the most recent quarter ended June 30, 2026 was 1.70%.

Average Annual Total Returns Period Ended December 31, 2025	Past 1 Year	Past 5 Years	Past 10 Years
Small Company Fund Before taxes After taxes on distributions After taxes on distributions and sale of shares	-11.46% -22.33% 1.24%	-7.30% -12.40% -5.09%	5.95% 2.20% 4.92%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	13.01%	3.18%	9.57%

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

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Management.

Investment Advisor. Brown Capital Management, LLC is the Small Company Fund’s Investment Advisor.

Portfolio Managers . The Small Company Fund is team-managed by Keith A. Lee (Chief Executive Officer and Senior Portfolio Manager of the Advisor), Kempton M. Ingersol (Managing Director and Senior Portfolio Manager of the Advisor), Damien L. Davis, CFA (Chief Investment Officer, Managing Director and Senior Portfolio Manager of the Advisor), and Fujun Wu, CFA (Director and Portfolio Manager/Senior Analyst of the Advisor). Mr. Lee has served as portfolio manager for the Small Company Fund since its inception in 1992; Mr. Ingersol has served as portfolio manager since 2000; Mr. Davis has served as portfolio manager since 2013; and Ms. Wu has served as portfolio manager since 2023.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 11 of the prospectus.

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THE BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Investment Objective.

The International Small Company Fund seeks long-term capital appreciation.

Current income is a secondary consideration in selecting portfolio investments.

Fees and Expenses of the Fund.

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the International Small Company Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(fees paid directly from your investment)	Investor Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	1.32%

Example.

This example is intended to help you compare the cost of investing in the International Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International Small Company Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$134	$418	$723	$1,590

Portfolio Turnover.

The International Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Small Company Fund’s performance. During the most recent fiscal year, the International Small Company Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies.

The International Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”). It is important to note that the International Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the International Small Company Fund is on the revenue produced by the issuer of the securities.

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The International Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The International Small Company Fund typically holds a portfolio of between 40 to 65 securities which the Advisor believes have the potential for growth.

The International Small Company Fund considers an issuer to be non–U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The Fund may invest in the securities of emerging or developing markets.

The Advisor’s Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers.  The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor’s Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes “Small Company” from “small capitalization” investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically generate no more than $500 million in revenue at the time of initial investment. The Advisor’s investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five-year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor’s process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International Small Company Fund’s portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40 to 65 securities and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International Small Company Fund’s portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Principal Risks of Investing in the Fund. An investment in the International Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the International Small Company Fund will be successful in meeting its investment objective. Generally, the International Small Company Fund will be subject to the following risks:

●	Market Risk: Market risk refers to the possibility that the value of equity securities held by the International Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the International Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

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●	Investment Style Risk: The performance of the International Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

●	Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the International Small Company Fund to achieve its investment objectives.

●	Market Sector Risk: The percentage of the International Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

●	Equity Securities Risk: To the extent that the majority of the International Small Company Fund’s portfolio consists of common stocks, it is expected that the International Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

●	Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

●	Micro Companies Risk: Micro-company stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro- companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

●	Foreign Securities Risk: Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Small Company Fund to sell its securities and could reduce the value of your shares. The International Small Company Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to, among other things: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.

●	Emerging Markets Securities Risk: Investments in the securities of developing or emerging markets may entail additional risks than investments in foreign securities, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; restrictions on investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

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Performance Information.

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the International Small Company Fund by showing changes in the International Small Company Fund’s performance from year to year and by showing how the International Small Company Fund’s average annual total returns compare to those of a broad-based measure of market performance and to an index of securities that reflects the types of securities in which the Fund may invest. The International Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the International Small Company Fund will perform in the future. Updated information on the International Small Company Fund’s results can be obtained by visiting:

https://www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinv/.

Brown Capital Management
International Small Company Fund (Investor Shares)
Calendar Year Returns
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-30.00%
-40.00%
2.27%
36.98%
-3.39%
26.41%
44.75%
12.72%
-31.56%
20.04%
8.17%
-2.30%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

Quarterly Returns During This Time Period

Highest return for a quarter	31.32%	Quarter ended June 30, 2020
Lowest return for a quarter	-19.55%	Quarter ended March 31, 2022

Year-to-date return as of the most recent quarter ended June 30, 2026 was -15.03%.

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Average Annual Total Returns Periods Ended December 31, 2025	Past 1 Year	Past 5 Years	Past 10 Years
International Small Company Fund Before taxes After taxes on distributions After taxes on distributions and sale of shares	-2.30% -2.30% -1.36%	-0.43% -0.70% -0.34%	9.26% 8.95% 7.52%
MSCI All Country World ex-USA Index (reflects no deduction for fees, expenses, or taxes)	32.39%	7.91%	8.41%
MSCI World Ex USA Small Cap Growth Index (reflects no deduction for fees, expenses, or taxes)	29.69%	3.16%	7.43%

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Management.

Investment Advisor. Brown Capital Management, LLC is the International Small Company Fund’s Investment Advisor.

Portfolio Managers.  The International Small Company Fund is team-managed by Maurice L. Haywood, CFA (Managing Director and Senior Portfolio Manager of the Advisor), Niuzhuo (Zoey) Zuo (Managing Director and Senior Portfolio Manager of the Advisor), Kayode O. Aje, CFA (Managing Director and Senior Portfolio Manager of the Advisor), and Kwame C. Webb, CFA (Managing Director and Senior Portfolio Manager of the Advisor). Mr. Haywood has served as portfolio manager for the International Small Company Fund since its inception in September 2015. Ms. Zuo has served as portfolio manager for the International Small Company Fund since 2022; and Messrs. Aje and Webb have served as portfolio managers since July 2024.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 11 of the prospectus.

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THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

THE BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Purchase and Sale of Fund Shares. Each Fund’s minimum initial investment for Investor Shares is $5,000 ($2,000 for IRA and Keogh Plans). Each Fund’s minimum subsequent investment is $500 ($100 under an automatic investment plan). Purchase and redemption orders by mail should be sent to the Brown Capital Management Mutual Funds (the “Trust”), specifying Fund name and share class, c/o Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. Redemption orders by facsimile should be transmitted to 1-804-330-5809. Please call the Funds at 1-877-892-4BCM (1-877-892-4226) to conduct telephone transactions or to receive wire instructions for bank wire orders. The Funds have also authorized certain broker-dealers to accept purchase or redemption orders on its behalf. Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Tax Information. The Funds’ taxable distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement (in such arrangement taxes will be deferred until a later time), such as a 401(k) plan or an individual retirement account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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the funds

Investment ObjectiveS

The investment objective of The Brown Capital Management Small Company Fund and The Brown Capital Management International Small Company Fund is long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments for the equity funds. Each of the Funds is a diversified series of the Trust.

The Funds’ investment objectives will not be changed without shareholder approval.

Principal Investment Strategy

The Brown Capital Management Small Company Fund

Under normal market conditions, the Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of those companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”) (the “80% Test”). This investment policy may be changed without shareholder approval upon at least 60 days’ prior written notice to the shareholders.

It is important to note that the Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the Small Company Fund is on the revenue produced by the issuer of the securities at the time of initial investment.

The Advisor’s investment program also includes the following:

Exceptional Companies – the Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers.  The Advisor’s commitment to organizations with these characteristics reflects a focus on, what they believe to be, high quality companies identifiable by a genuinely differentiated product or service. These characteristics serve as guidelines to help the Advisor reduce the number of eligible companies. Not every criterion must be satisfied to be considered as an investment idea.

Sourcing – ideas are identified in many places, personal reading, industry analysis, peer comparisons, observations of trends, quantitative screens, portfolio team sharing of ideas, and industry conferences among others.

Fundamental Analysis – principally includes financial statement analysis, conducting management interviews, analyzing the industry and analyzing competitors.

Valuation Analysis – is applied secondarily after determining the growth potential for a company. Valuation analysis helps determine if the current stock price is expensive, inexpensive or somewhere in between. The Advisor does not want to overpay more than necessary for the company, but reaches informed decisions within the framework of the investment program.

Principal Investment Strategy

The Brown Capital Management International Small Company Fund

Under normal market conditions, the International Small Company Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment, (“small companies”) (the “80% Test”). This investment policy may be changed without shareholder approval upon at least 60 days’ prior written notice to the shareholders.

It is important to note that the International Small Company Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the focus of the International Small Company Fund is on the revenue produced by the issuer of the securities at the time of initial investment.

The Advisor’s investment program also includes the following:

Exceptional Companies – the Advisor believes exceptional companies save time, lives, money or headaches or provide an exceptional value proposition to consumers.  The Advisor’s commitment to organizations with these characteristics reflects a focus on, what they believe to be, high quality companies identifiable by a genuinely differentiated product or service. These characteristics serve as guidelines to help the Advisor reduce the number of eligible companies. Not every criterion must be satisfied to be considered as an investment idea.

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Sourcing – ideas are identified in many places, personal reading, industry analysis, peer comparisons, observations of trends, quantitative screens, portfolio team sharing of ideas, and industry conferences among others.

Fundamental Analysis – principally includes financial statement analysis, conducting management interviews, analyzing the industry and analyzing competitors.

Valuation Analysis – is applied secondarily after determining the growth potential for a company. Valuation analysis helps determine if the current stock price is expensive, inexpensive or somewhere in between. The Advisor does not want to overpay more than necessary for the company, but reaches informed decisions within the framework of the investment program.

Risk Analysis – since companies invested in the portfolio are domiciled outside of the U.S., additional risk analysis is performed that includes regulatory, accounting, industry, country, macroeconomic and currency.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

An investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Generally the Funds will be subject to the following additional risks:

Market Risk. Market risk refers to the possibility that the value of equity securities held by the Funds may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Funds’ portfolios) may decline, regardless of their long-term prospects. The Fund’s performance per share may change daily in response to such factors.

Investment Style Risk. Different types of securities tend to shift into and out of favor with stock market investors depending on market and economic conditions. The returns from the types of stocks purchased by the Funds may at times be better or worse than the returns from other types of stocks (e.g., large-cap, mid-cap, growth, value, etc.). Each type of stock tends to go through cycles of performing better or worse than the stock market in general. The performance of the Funds may thus be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Funds to achieve their investment objectives.

Market Sector Risk. The percentage of each Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on each Fund’s performance.

Equity Securities Risk. To the extent that the majority of each Fund’s portfolio consists of common stocks, it is expected that each Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

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Fund Specific Risk Factors

Small Company Fund and International Small Company Fund

The Small Company Fund and International Small Company Fund are intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small companies.

Small Companies Risk. Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of small companies usually have more limited marketability and therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that small companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Additionally, small companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and there typically is less publicly available information concerning small companies than for larger, more established companies.

Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. Therefore, an investment in the Small Company Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

The securities of micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Funds may need a considerable amount of time to purchase or sell its positions in these securities. Some U.S. micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and the Funds may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies also may have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below the investment adviser’s estimate of the company’s current worth, also involve increased risk.

International Small Company Fund

Foreign Securities. The International Small Company Fund will invest primarily in equity securities of non-U.S. based companies that involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

●	Emerging Market Risk: The International Small Company Fund may invest a portion of their assets in countries with less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. As a result, the Funds, when investing in emerging markets countries, may be required to establish special custody or other arrangements before investing.

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●	Currency Risk: Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio’s investment in securities denominated in a foreign currency or may widen existing losses.

●	Political/Economic Risk: Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Funds’ foreign investments.

●	Regulatory Risk: Less information may be available about foreign companies. In general, many foreign companies are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

●	Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage, and custody costs, generally are higher than those involving domestic transactions.

Other Investment Policies and risks

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments and cash. Under such circumstances, the Advisor may invest up to 100% of a Fund’s assets in these investments. From time to time, the Funds may take these temporary defensive measures that are inconsistent with their respective principal investment strategies. As a result of engaging in these temporary measures, the Funds may not achieve their respective investment objectives.

Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund’s expenses and the expenses relating to those other investment companies with respect to the Fund’s assets invested in such investment companies. Under normal circumstances, however, each Fund may also hold money market or repurchase agreement instruments for funds awaiting investment to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for fund operating expenses. An investment in one of the Funds should not be considered a complete investment program. Whether one of the Funds is an appropriate investment for an investor will depend largely on his/her financial resources and individual investment goals and objectives. Investors who engage in short-term trading and/or other speculative strategies and styles likely will not find the Funds to be an appropriate investment vehicle if they want to invest in the Funds for a short period of time.

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Disclosure of Portfolio Holdings

The Funds may, from time to time, make available portfolio holdings information at the following website, www.browncapital.com, including the complete portfolio holdings on a quarterly basis. This information is generally posted to the website within three business days of the end of each calendar quarter and remains available until new information for the next calendar quarter is posted. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

DISTRIBUTION PLAN

Each of the Funds has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act for Investor Shares of the Fund. Pursuant to the Distribution Plan, the Funds compensate the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of each Fund’s shares (this compensation is commonly referred to as “12b-1 fees”). The Distribution Plan provides that the Funds will pay the annual rate of up to 0.25% (for the International Small Company Fund) and 0.20% (for the Small Company Fund) of the average daily net assets of each Fund’s Investor Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund’s shares. Because the 12b-1 fees are paid out of the Funds’ assets on an on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

Management of the Funds

THE INVESTMENT ADVISOR

The Funds’ investment advisor is Brown Capital Management, LLC, 1201 North Calvert Street, Baltimore, Maryland 21202. The Advisor serves in that capacity pursuant to advisory contracts with the Trust on behalf of the Funds. The Advisor is registered as an investment advisor with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. Subject to the authority of Trustees, the Advisor provides guidance and policy direction in connection with its daily management of the Funds’ assets. The Advisor manages the investment and reinvestment of the Funds’ assets. The Advisor is also responsible for the selection of broker-dealers through which the Funds execute portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Funds.

The Advisor is a wholly-owned subsidiary of Brown Capital Management, Inc. The Advisor was originally organized as a Maryland corporation in 1983 and converted to a Maryland limited liability company in 2011. In 2016, the principals of the Advisor put in place an employee stock option plan (“ESOP”) pursuant to which the interest of the Advisor were transferred from the principal owners of the Advisor to the ESOP.

The Advisor has been managing each of the Funds since their inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since the firm was founded in 1983. As of March 31, 2026, the Advisor had approximately $2.8 billion in assets under management.

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The Funds will be managed primarily by a portfolio management team consisting of the following:

Fund	Portfolio Manager	Work Experience

Small Company Fund	Management Team	The Fund is team managed by Keith A. Lee, Kempton M. Ingersol, Damien L. Davis, CFA, and Fujun Wu, CFA. Keith A. Lee is Chief Executive Officer and Senior Portfolio Manager and has been a portfolio manager of the Advisor since 1991. Mr. Ingersol, Managing Director and Senior Portfolio Manager, joined the Advisor in 1999, but assumed his current role in 2000. From 1999 through 2000, Mr. Ingersol served as Brown Capital Management’s Marketing Director in the Texas Region. Prior to that, he was an Investment Banker at Dain Rauscher Incorporated and Grigsby Brandford & Company from 1997 to 1999 and 1994 to 1997, respectively. Mr. Davis, Chief Investment Officer, Managing Director and Senior Portfolio Manager, joined the Advisor in 2003 as a research analyst apprentice and left in 2008 to attend business school. He returned to the Advisor in 2010 as a research analyst, became a portfolio manager in 2013 and assumed his current role in 2014. Ms. Wu, Director and Portfolio Manager/Senior Analyst, joined the Advisor in October 2023. Prior to joining the Advisor, Ms. Wu held generalist portfolio manager or analyst positions at Jackson Square Partners, Aberdeen Standard Investments and Goldman Sachs Asset Management. She earned a B.S. from Pennsylvania State University in chemical Engineering and Computer Science and an MBA at the University of Pennsylvania’s Wharton School of Business. She is a CFA charterholder.
International Small Company Fund	Management Team	The Fund is team managed by Maurice L. Haywood, CFA, Niuzhuo (Zoey) Zuo, Kayode O. Aje, CFA and Kwame C. Webb, CFA. Mr. Haywood, Managing Director and Senior Portfolio Manager, joined the Advisor in 2000. Mr. Haywood was originally a portfolio manager on the Mid Company Team and transitioned over time into his current role on the International Team. Prior to this, Mr. Haywood was a Partner and Investment Analyst at Holland Capital Management from 1993 to 2000. From 1987 to 1993, Mr. Haywood was an Assistant Vice President at First National Bank of Chicago. Ms. Zuo, Managing Director and Senior Portfolio Manager, joined the Advisor in 2022. Prior to joining the Advisor, she was portfolio manager and senior analyst with Ivy Investments since 2014. Mr. Aje was originally a portfolio manager on the Mid Company Team and transitioned to the International Team as a Managing Director and Senior Portfolio Manager, he joined the Advisor in 2016, but assumed his current role in 2018. Prior to joining the Advisor, he was a global equity research analyst at Chevy Chase Trust from 2014 to 2016, senior analyst/portfolio manager at Legg Mason Capital Management from 2005 to 2013, and an account officer in JPMorgan Chase’s Private Banking Division from 2002 to 2003. Mr. Webb was originally a portfolio manager on the Mid Company Team and transitioned to the International Team as a Managing Director and Senior Portfolio Manager, joined the Advisor in 2017, but assumed his current role in 2018. Prior to joining the Advisor, he was a senior equity analyst at Morningstar, Inc. from 2013 to 2017 and an investment analyst and Vice President at T. Rowe Price Group, Inc. from 2004 to 2011.

The Funds’ SAI provides additional information about the portfolio managers, their compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

The Advisor’s Compensation. As full compensation for the investment advisory services provided to the Funds, the Advisor receives monthly compensation based on each of the Funds’ average daily net assets at the annual rate of:

Small Company Fund:
1.00% on all assets

International Small Company Fund:
1.00% on all assets

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The amount of compensation received as a percentage of average net assets of each of the Funds during the last fiscal year ended March 31, 2026 was as follows:

Fund	Fees Paid to the Advisor as a Percentage of Assets

Small Company Fund	1.00%
International Small Company Fund	1.00%

Disclosure Regarding Approval of the Advisory Contracts. A discussion regarding the Trustees’ basis for approving the renewal of the advisory contracts on behalf of the Small Company Fund and the International Small Company Fund is available in the Funds’ reports filed on Form N-CSR for the fiscal year ended March 31, 2026. You may obtain a copy of these Reports, free of charge, upon request to the Funds.

Expense Limitation Agreements. In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds (“Expense Limitation Agreements”), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) are limited to 1.25% of the average daily net assets of the Small Company Fund and 1.15% of the average daily net assets of the International Small Company Fund for the period ending July 31, 2026. It is expected that the Expense Limitation Agreements will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not “interested persons” of the Trust or any other party to the Expense Limitation Agreements, as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreements.

Each of the Funds may reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements during any of the previous three (3) years, provided that the particular fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular fund to exceed the lesser of the percentage limits in place at the time of the waiver and/or reimbursement or current waiver and/or reimbursement arrangement. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular fund’s assets exceed $20 million for the Small Company Fund and the International Small Company Fund; (ii) the particular fund’s total annual expense ratio is less than the percentage described above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. The Advisor may not consider sales of shares of the Funds as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell the Funds’ shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Advisor may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other advisory accounts managed by the Advisor. In aggregating such securities, the Advisor will average the transaction as to price and will allocate available investments in a manner that the Advisor believes to be fair and reasonable to the Funds and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair and reasonable to the Funds and the participating accounts, with any exceptions to such methods involving the Trust being reported by the Advisor to the Trustees.

The 1940 Act generally prohibits the Funds from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Funds do not engage in principal transactions with any affiliate of the Advisor. The Funds have adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission that the Funds pay to an affiliate of the Advisor does not exceed the industry’s customary brokerage commission for similar transactions. In addition, the Funds will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.

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Payments to Financial Intermediaries. The Advisor or the Distributor may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. Cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services, and certain other marketing support services. The Advisor may make these payments from its own resources. In this context, the term “financial intermediaries” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, and any other financial intermediary having a selling, administration, or similar agreement with the Advisor or the Distributor.

The Advisor may make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits that the Advisor receives when these payments are made include, among other things, placing the Funds on the financial intermediaries funds sales system, possibly placing the Funds on the financial intermediary’s preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. Revenue sharing payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). The Advisor compensates financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The revenue sharing payments that the Advisor makes may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (Asset-Based Payments). Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. The revenue sharing payments the Advisor may make may be also calculated on sales of new shares in the Funds attributable to a particular financial intermediary (Sales-Based Payments). Sales-Based Payments may create incentives for the financial intermediary to, among other things, sell more shares of a particular fund or to switch investments between funds frequently.

The Advisor also may make other payments to certain financial intermediaries for processing certain transactions or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars, or sales or training programs at which the Advisor’s personnel may make presentations on the Funds to the financial intermediary’s sales force). Financial intermediaries may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

The Advisor is motivated to make the payments described above since they promote the sale of Funds shares and the retention of those investments by clients of financial intermediaries. Although it is expected that an increase in the Funds’ assets would benefit shareholders by reducing the expense ratios, there can be no assurance that such benefit will be realized. To the extent financial intermediaries sell more shares of Funds or retain shares of the Funds in their clients’ accounts, the Advisor benefits from the incremental management fees paid to the Advisor by the Funds with respect to those assets. In certain cases, these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial intermediary about any payments it receives from the Advisor or the Funds, as well as about fees and/or commissions it charges.

THE ADMINISTRATOR AND TRANSFER AGENT

Commonwealth Fund Services, Inc. (“Administrator”) acts as the Funds’ administrator, transfer agent and dividend disbursing agent. In the performance of its administrative responsibilities to the Funds, the Administrator coordinates the services of vendors to the Funds, and provides the Funds with certain administrative and fund accounting services. The Administrator is affiliated with the Advisor.

The distributor

ALPS Distributors, Inc. (“Distributor”) is the principal underwriter and distributor of the Funds’ shares and serves as the Funds’ exclusive agent for the distribution of the Funds’ shares. The Distributor may sell the Funds’ shares to or through qualified securities dealers or others.

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additional information on expenses

In addition to the investment advisory fees, the Funds pay all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of their independent registered public accounting firm and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as each Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

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INVESTING IN THE FUNDS

MINIMUM INVESTMENT

The Funds’ Shares are sold and redeemed at net asset value. The minimum initial investment for Investor Shares is $5,000 ($2,000 for IRA and Keogh Plans) and the minimum additional investment is $500 ($100 for those participating in an automatic investment plan). Each of the Funds may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.

Purchase and redemption price

Determining a Fund’s Net Asset Value. The price at which shares are purchased and redeemed is based on the next calculation of a Fund’s net asset value after an order is received in Good Form. An order is considered to be in Good Form if it includes the receipt by the Transfer Agent of completed account information and documentation related to a purchase or redemption request, and if applicable, payment in full of the purchase amount. Each Fund’s net asset value per share is calculated by dividing the value of the particular fund’s total assets, less liabilities (including that fund’s expenses, which are accrued daily), by the total number of outstanding shares of that fund. To the extent that any of the Funds hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the net asset values of the Funds’ shares may change on days when shareholders will not be able to purchase or redeem the Funds’ shares. The net asset value per share of each of the Funds is normally determined at the time regular trading closes on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of the Funds’ total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Foreign securities listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in non-exchange traded, open-end investment companies that are registered under the 1940 Act are valued at the net asset value reported by such investment companies for the valuation date. The Funds normally use third party pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund’s net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. The Advisor has been appointed by the Trustees as the valuation designee (“Valuation Designee”) to be responsible for all fair valuations for the Funds The Funds’ policies regarding fair value pricing are intended to result in a calculation of the Funds’ net asset value that fairly reflects portfolio security values as of the time of pricing, so long as the Valuation Designee believes that these reflect fair value at the time the NAV is determined. The Funds may use pricing services to help determine fair value. When pricing securities using the fair value guidelines established by the Board of Trustees, the Trust seeks to assign the value that represents the amount that a Fund might reasonably expect to receive upon a current sale of the securities.

A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Fund’s normal pricing procedures. The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures. Discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the fair value methodology is inappropriate. The Valuation Designee will adjust the fair values assigned to securities in the portfolio, to the extent necessary, as soon as market prices become available. The Valuation Designee continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in a Fund’s portfolio.

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Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for each of the Funds.

 The Funds typically expect to satisfy redemption requests with cash holdings or cash equivalents, and they expect to use cash holdings or cash equivalents on a regular basis for this purpose. To the extent cash holdings or cash equivalents are not available to satisfy redemption requests, a Fund may elect to satisfy its redemption requests by selling portfolio assets to raise cash sufficient to satisfy such redemption requests. The Funds generally expect to pay out proceeds from a redemption order to a redeeming shareholder on the next business day following the receipt of such a redemption order. In addition, if determined to be appropriate, a Fund may satisfy redemption requests, in whole or in part, by effecting an in-kind redemption with portfolio securities to the extent such in-kind redemption is consistent with the Fund’s policies and procedures.

Purchasing Shares

You can make purchases directly from the Funds by mail or bank wire. The Funds have also authorized one or more brokers to receive purchase and redemption orders on their behalf and such brokers are authorized to designate other financial intermediaries to receive orders on behalf of the Funds. Such orders will be deemed to have been received by the Funds when an authorized broker or broker-authorized designee receives the order, subject to the order being in good form. The orders will be priced at the Fund’s net asset value next computed after the orders are received by the authorized broker or broker-authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

The Funds reserve the right to (i) refuse any request to purchase shares of the Funds for any reason, and (ii) suspend their offering of shares at any time.

Regular Mail Orders. Payment for shares must be made by check from a U.S. financial institution and payable in U.S. dollars. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the particular Fund(s), Administrator, and Transfer Agent. The particular Fund(s) will charge a $35 fee and may redeem shares of that fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the applicable fund, to:

Brown Capital Management Mutual Funds

[Name of Fund and Share Class]

c/o Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

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Please remember to add a reference to the applicable Fund and share class on your check to ensure proper credit to your account. The application must contain your Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service (“IRS”) requirements regarding the SSN or TIN are met and we have not been notified by the IRS that the particular U.S. investor is subject to back-up withholding.

By sending your check to the Funds, please be aware that you are authorizing the Funds to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Funds receive your payment in the amount of your check. Your original check will be destroyed once processed, and you will not receive your cancelled check back. If the Funds cannot post the transaction electronically, you authorize the Funds to present an image copy of your check for payment.

Bank Wire Orders. Purchases may also be made through bank wire transfers from your financial institution. To establish a new account or add to an existing account by wire, please call the Funds at 1-877-892-4BCM (1-877-892-4226) for wire instructions and to advise the Funds of the investment, dollar amount, and account identification number.

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Funds at 1-877-892-4BCM (1-877-892-4226) for wire instructions and to advise the Funds of the investment, dollar amount, and account identification number. Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the particular fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Funds.

Exchange Feature. You may exchange shares of any of the Funds for shares of the same class of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside so long as you meet the minimum shareholder eligibility requirement for the class into which you wish to exchange. Exchanges from one class of a Fund into the same class of the Small Company Fund, however, will not be permitted unless you have previously established an account to invest in the Small Company Fund. Any such exchange will be made at the applicable net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged. Investor Shares may only be exchange for Investor Shares. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Stock Certificates. The Funds do not issue stock certificates. Evidence of ownership of shares is provided through entry in the Funds’ share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Funds are required to obtain, verify, and record information to enable the Funds to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Funds will ask for the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Funds to identify the investor. The Funds may also ask to see the investor’s driver’s license or other identifying documents. An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Funds receive this required information. If after opening the investor’s account the Funds are unable to verify the investor’s identity after having used reasonable efforts, as determined by the Funds in their sole discretion, the Funds may (i) restrict further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor. If the Funds close an investor’s account because the Funds were unable to verify the investor’s identity, the Funds will value the account in accordance with the Funds’ next net asset value calculated after the investor’s account is closed. In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment. The Funds will not be responsible for any losses incurred due to the Funds’ inability to verify the identity of any investor opening an account.

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Effective May 11, 2018, if you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. The Fund may request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity.

Share Class Alternatives. The Funds offer investors two different classes of shares through different prospectuses. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

Brown Capital Management Mutual Funds

[Name of Fund and Share Class]

c/o Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Regular mail redemption requests should include the following:

(1)	Your letter of instruction specifying the applicable fund and share class, account number, and number of shares or the dollar amount to be redeemed (these requests must be signed by all registered shareholders in the exact names in which they are registered);

(2)	Any required Medallion Signature Guarantees (see “Medallion Signature Guarantees” below); and

(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. The Funds may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen (15) days from the date of purchase) may be reduced or avoided if the purchase is made by wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Funds by telephone. You may also redeem shares by bank wire under certain limited conditions. The Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

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Each of the Funds may rely upon confirmation of redemption requests transmitted via facsimile (1-866-205-1499). The confirmation instructions must include the following:

(1)	Designation of Share Class and name of fund (Small Company Fund or International Small Company Fund),

(2)	Shareholder(s) name and account number,

(3)	Number of shares or dollar amount to be redeemed,

(4)	Instructions for transmittal of redemption proceeds to the shareholder, and

(5)	Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Funds.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days on which your financial institution is not open for business. You can change your redemption instructions any time you wish by filing a letter including your new redemption instructions with the Funds. See “Medallion Signature Guarantees” below.

Each of the Funds in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Funds’ custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Funds, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-877-892-4BCM (1-877-892-4226). Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds. Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Funds to be genuine. Each of the Funds will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Funds, however, will not be liable for any losses due to fraudulent or unauthorized instructions. The Funds will also not be liable for following telephone instructions reasonably believed to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

Systematic Withdrawal Plan. A shareholder who owns shares of one or more of the Funds valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the particular fund(s) will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Funds or paid in cash. Call or write the Funds for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $5,000 ($2,000 for IRA and Keogh Plans) due to redemptions, exchanges, or transfers, and not due to market action, upon 30 days’ prior written notice. If the shareholder brings his account net asset value up to at least $5,000 ($2,000 for IRA and Keogh Plans) during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to U.S. federal income tax withholding.

Redemptions in Kind. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future, which would make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Funds may make payment in readily marketable portfolio securities of the particular fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Funds’ net asset value per share. Shareholders receiving them bear the market risks associated with the securities until they have been converted into cash and would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each of the Funds committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of that particular fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of that fund’s net asset value at the beginning of such period.

Medallion Signature Guarantees. To protect your account and each of the Funds from fraud, Medallion Signature Guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Medallion Signature Guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $100,000. Medallion Signature Guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

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Miscellaneous. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after tender. The Funds reserve the right to suspend any redemption request involving recently purchased shares until the check for the recently purchased shares has cleared. The Funds may suspend redemptions, if permitted by the 1940 Act, for any period during which trading is restricted by the Securities and Exchange Commission (“SEC”) or if the SEC declares that an emergency exists. Redemptions may be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders. During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or the receipt at the Funds’ post office box, of purchase or redemption requests does not constitute receipt by the Funds.

Redemption Proceeds. The Funds are not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments at your bank, when shareholder payment instructions are followed.

Verification of Shareholder Transaction Statements. You must contact the Funds in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Funds may deny your ability to refute a transaction if they do not hear from you within 60 days after the confirmation statement date.

Non-Receipt of Purchase Wire / Insufficient Funds Policy. The Funds reserve the right to cancel a purchase if payment of the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. The Funds may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Funds may incur as a result of the cancelled purchase.

There is an annual pass through IRA and Coverdell Education Savings Account maintenance fee of $15.00 that is charged by the IRA custodian on a per-account basis.

Frequent purchases and redemptions

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Advisor of the Funds’ portfolio holdings, and increased brokerage and administration costs. Due to the potential of a thin market for the Funds’ securities, as well as overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Funds could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Frequent trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the Funds. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Trustees have adopted a policy with respect to Frequent Trading that is intended to discourage and identify such activity by shareholders of the Funds. The Funds do not accommodate Frequent Trading. Under the adopted policy, the Transfer Agent provides a daily record of shareholder trades to the Advisor. The Transfer Agent also assists the Advisor in monitoring and testing shareholder purchase and redemption orders for possible incidents of Frequent Trading. The Advisor has the discretion to limit investments from an investor that the Advisor believes has a pattern of Frequent Trading that the Advisor considers not to be in the best interests of the other shareholders in that Fund by the Fund’s refusal of further purchase and/or exchange orders from such investor.

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This policy is intended to apply uniformly, except that the Funds may not be able to identify or determine that a specific purchase and/or redemption is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to transactions made through accounts such as omnibus accounts or accounts opened through third-party financial intermediaries such as broker-dealers and banks (“Intermediary Accounts”). Therefore, this policy may not be applied to omnibus accounts or Intermediary Accounts. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and to purchase, redeem, and exchange Fund shares without the identity of the particular shareholders being known to those Funds. Like omnibus accounts, Intermediary Accounts normally permit investors to purchase, redeem, and exchange Fund shares without the identity of the underlying shareholder being known to that Fund. Accordingly, the ability of the Funds to monitor and detect Frequent Trading through omnibus accounts and Intermediary Accounts would be very limited, and there would be no guarantee that the Funds could identify shareholders who might be engaging in Frequent Trading through such accounts or curtail such trading. The Advisor currently does not allow exceptions to the policy.

Under a federal rule, the Fund is required to have an agreement with many of its intermediaries obligating the intermediaries to provide, upon the Fund’s request, information regarding the intermediaries’ customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even if such an agreement is in place.

Intermediaries may apply frequent trading policies that are in addition to the Funds’ policies and that may differ from those described in this Prospectus. If you invest with the Funds through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the Funds have taken steps to discourage Frequent Trading of the Funds’ shares, there is no guarantee that such trading will not occur.

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OTHER IMPORTANT INVESTMENT INFORMATION

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary of the U.S. federal income tax provisions regarding the taxation of U.S. shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular U.S. federal, state, local, and other tax consequences to them of investing in the Funds.

Each Fund intends to distribute all or substantially all of its net investment income and net realized capital gains to its shareholders at least annually. A Fund’s shareholders may elect to take in cash or reinvest in additional Fund shares any dividends from net investment income or capital gains distributions. Although a Fund is not taxed on amounts it distributes, shareholders will generally be taxed on distributions regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period and other requirements are satisfied. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to U.S. state and local income taxes, as well as U.S. federal income taxes.

Taxable distributions paid by a Fund to corporate shareholders will be taxed at corporate tax rates (currently at the maximum rate of 21%). Corporate shareholders of a Fund may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD provided certain holding period and other requirements are met.

In general, a shareholder who sells or redeems shares in a Fund will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the shares, provided that any loss recognized on the sale of shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Funds may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of a Fund’s foreign tax obligations, provided that you meet certain requirements and the Fund satisfies certain requirements. Shareholders should consult their own tax advisors for more information.

As with all mutual funds, each Fund may be required to back-up withhold U.S. federal income tax (currently at the rate of 24%) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to back-up withholding. Back-up withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts back-up withheld may be credited against a shareholder’s U.S. federal income tax liability or refunded in certain circumstances.

Shareholders should consult their own tax advisors to ensure distributions and sale of shares of a Fund are treated appropriately on their applicable U.S. federal income tax returns.

Distribution checks will only be issued for payments greater than $25.00. Distributions under $25.00 will automatically be reinvested in Fund shares of the Fund generating the distribution. Un-cashed distribution checks will be canceled and proceeds reinvested at the then current net asset value, for any shareholder who chooses to receive distributions in cash, if distribution checks: (1) are returned and marked as “undeliverable” or (2) remain un-cashed for six months after the date of issuance. If distribution checks are canceled and reinvested, your account election may also be changed so that all future distributions are reinvested rather than paid in cash. Interest will not accrue on uncashed distribution checks.

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Cost Basis Reporting. U.S. federal income tax law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the Funds’ shareholders’ Consolidated Form 1099s when shares are sold. The Funds have chosen Average Cost as their default tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of shares of the Funds. Shareholders should consult their own tax advisors for more information.

The Funds and their service providers do not provide tax advice. Each shareholder should consult their own tax advisors for more information regarding choosing a tax lot identification method given the shareholder’s particular situation.

Possible Tax Law Changes. At the time that this prospectus is being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place, what the changes might entail, or whether they will have retroactive effect.

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FINANCIAL HIGHLIGHTS

The financial highlights that follow are intended to help you understand each Fund’s financial performance for the previous five fiscal years. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial data included in the tables below have been derived from audited financial statements of each of the Funds. The financial data in the table for the fiscal years ended March 31, 2023, March 31, 2024, March 31, 2025 and March 31, 2026 has been audited by Cohen & Company, Ltd., an independent registered public accounting firm, whose report covering such years is incorporated by reference into the SAI. For the fiscal year presented, the financial data in the table has been audited by the Funds’ former independent registered public accounting firm, whose report for the year is included in the related Annual Report. This information should be read in conjunction with the Funds’ latest audited annual financial statements and notes thereto, which are also incorporated by reference to the SAI, a copy of which may be obtained at no charge by calling the Funds at 1-877-892-4BCM (1-877-892-4226). Further information about the performance of the Funds is contained in the Annual Report on Form N-CSR of each of the Funds, a copy of which may also be obtained at no charge by calling the Funds.

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The Brown Capital Management Small Company Fund

Financial Highlights	For a share outstanding throughout the years presented.

	Years Ended March 31
Investor Class	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Year	$42.60	$70.13	$70.41	$99.97	$125.17
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.44)	(0.70)	(0.76)	(0.88)	(1.45)
Net realized and unrealized gain (loss) on investments	(1.12)	(0.10)	7.01	(20.90)	(12.90)
Total from Investment Operations	(1.56)	(0.80)	6.25	(21.78)	(14.35)
Less Distributions:
Distributions (from capital gains)	(23.59)	(26.73)	(6.53)	(7.78)	(10.85)
Total Distributions	(23.59)	(26.73)	(6.53)	(7.78)	(10.85)
Net Asset Value, End of Year	$17.45	$42.60	$70.13	$70.41	$99.97

Total Return(b)	(15.37%)	(8.70%)	9.81%	(21.26%)	(12.41%)

Ratios/Supplemental Data:
Net Assets, End of Year (000’s)	$102,065	$328,208	$646,205	$822,783	$1,449,535
Ratio of Expenses to Average Net Assets(c)	1.44%	1.32%	1.31%	1.28%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.23%)	(1.12%)	(1.07%)	(1.13%)	(1.20%)
Portfolio Turnover Rate	13%	11%	12%	22%	14%

(a)	Calculated using average shares method.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.

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The Brown Capital Management International Small Company Fund

Financial Highlights	For a share outstanding throughout the years presented.

	Years Ended March 31,
Investor Class	2026	2025		2024		2023		2022
Net Asset Value, Beginning of Year	$23.16	$22.77		$19.95		$22.05		25.03
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.11	(0.05)		(0.05)		(0.04		(0.06)
Net realized and unrealized gain (loss) on investments and foreign currencies	(3.84)	0.44		2.87		(2.06)		(1.54)
Total from Investment Operations	(3.73)	0.39		2.82		(2.10)		(1.60)

Less Distributions:
Distributions (from net investment income)	(0.09)	—		—		—		—
Distributions (from capital gains)	—	—		—				(1.39)
Total Distributions	(0.09)	—		—		—		(1.39)
Redemption Fee Added to Paid-in Capital(a) (e)	—	—	(b)	—	(b)	—	(b)	0.01
Net Asset Value, End of Year	$19.34	$23.16		$22.77		$19.95		$22.05

Total Return(c)	(16.11%)	1.71%		14.14%		(9.52%)		(7.30%)

Ratios/Supplemental Data:
Net Assets, End of Year (000’s)	$124,609	$122,843		$160,694		$163,538		$195,057
Ratio of Expenses to Average Net Assets(d)	1.32%	1.31%		1.31%		1.31%		1.30%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.45%	(0.21%)		(0.25%)		(0.20%)		(0.22%)
Portfolio Turnover Rate	16%	10%		15%		19%		8%

(a)	Calculated using average shares method.

(b)	Less than 0.005 per share.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on September 30, 2015.

(e)	Effective July 29, 2024, the International Small Company Fund ceased charging a redemption fee. Prior to July 29, 2024, redemption price per share may have been reduced for any applicable redemption fees. For a description of the possible redemption fees, see the Funds’ annual report.

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Additional Information

Please see the back cover of this prospectus on how to contact the Funds and how to receive additional information regarding the Funds.

Each Fund is a series of the

Brown Capital Management Mutual Funds

Statement of Additional Information: The Funds’ SAI dated July 29, 2026, which is on file with the SEC and incorporated by reference into this prospectus, contains additional information about the Funds.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments is also available in the Funds’ Annual and Semi-annual Reports to shareholders and the Funds’ Form N-CSR. Each Fund’s Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. In Form N-CSR, you will find the Funds’ Annual and Semi-Annual financial statements.

The SAI, the Annual and Semi-annual Reports and other information such as Fund financial statements are available free of charge on the website listed below and upon request (you may also request other information about the Funds or make shareholder inquiries) as follows:

Documented:	Internet:

Brown Capital Management Mutual Funds	www.browncapital.com

c/o Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Toll-Free Telephone:	E-mail:

1-877-892-4BCM
(1-877-892-4226)	information@browncapital.com

Information about the Funds (including each Fund’s SAI, financial reports and other information) are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act file number 811-06199

Brown Capital Management Privacy Policy

Brown Capital Management is committed to the confidentiality and privacy of our clients’ non-public personal information. This commitment extends to all clients with whom Brown Capital Management has a relationship, including former clients.

Categories of Information

Brown Capital Management comes into possession of and/or collects non-public personal information about our clients (the “Information”):

●	from applications, correspondence, account contracts, fiduciary documents and other documents and forms;

●	from client transactions with us, account activity and holdings; and,

●	from third parties from which clients have authorized us to obtain Information.

Disclosures to Third Parties

Brown Capital Management does not disclose Information about our clients or former clients to third parties except as permitted by law. Third party processors or service providers may have access to Information of clients in order to provide or assist Brown Capital Management in providing services to Brown Capital Management clients. In all cases, such third parties are prohibited from using, disclosing or releasing Information outside the scope of providing such services and have executed contracts containing confidentiality provisions.

Opt-Out Provisions

In the event that Brown Capital Management intends to disclose Information to a third party that is not providing services to Brown Capital Management, Brown Capital Management will notify all affected clients of such intended disclosure. Each such client will be advised of the nature of the disclosure and given instructions on how to opt out. At present, Brown Capital Management has no intention of disclosing Information to third parties beyond the necessary disclosures to processors and service providers and as otherwise permitted by law.

Security

Brown Capital Management restricts access to Information about clients to those employees who need to know that Information to provide services to such clients. Brown Capital Management maintains physical, electronic and procedural safeguards that comply with state and federal regulations to guard client Information. The Company’s independent auditor examines the control objectives established by the Company related to Investment Management, Trust and Custody services and performs testing to determine whether those controls tested were operating with sufficient effectiveness to provide reasonable assurance that the control objectives were achieved.

The Funds’ Privacy Notice is not part of this prospectus.